INCOME TAXES (Tax Holidays) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Increase in income tax expense	$ 89,074	$ 1,758,665	$ 1,399,105
Impact on net income per ordinary share-basic	$ 0.00	$ 0.00	$ 0.00
Impact on net income per ordinary share-diluted	$ 0.00	$ 0.00	$ 0.00